BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Detailed Information About Business Combinations
Provisional estimate of fair values of assets acquired and liabilities
assumed for all business acquisitions by the Retail business unit	2017 Acquisitions	2016 Acquisitions
Working capital	17	62
Property, plant and equipment	40	119
Intangibles	27	25
Goodwill	122	105
Other non-current assets	8	31
Deferred income tax liabilities	(11)	-
Total consideration	203	342

Financial information related to our business acquisitions	2017	(a)
Sales from the date of acquisition	97
Estimated sales if acquisitions occurred at the beginning of the year	328

Net earnings and pro forma net earnings related to these acquisitions are $3-million and $25-million, respectively.